Mineral property, plant and equipment (Details) - USD ($) $ in Thousands		3 Months Ended
		Nov. 30, 2024	Aug. 31, 2024
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment		$ 82,416	$ 77,817
Exploration And Evaluation Expenditures [Member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment	[1]	2,712	2,281
Mining property [member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment		46,090	45,285
Processing Plant And Related Infrastructure [Member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment		28,606	27,483
Machinery [member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment	[2]	1,029	974
Rightofuse Asset [Member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment	[3]	3,873	1,683
Other [Member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment	[3]	106	111
Total [Member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment		82,416	$ 77,817
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment		84,344
Additions other than through business combinations, property, plant and equipment		5,362
Mineral property, plant and equipment		89,706
Gross carrying amount [member] | Exploration And Evaluation Expenditures [Member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment	[1]	2,281
Additions other than through business combinations, property, plant and equipment	[1]	431
Mineral property, plant and equipment	[1]	2,712
Gross carrying amount [member] | Mining property [member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment		48,161
Additions other than through business combinations, property, plant and equipment		1,217
Mineral property, plant and equipment		49,378
Gross carrying amount [member] | Processing Plant And Related Infrastructure [Member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment		29,948
Additions other than through business combinations, property, plant and equipment		1,235
Mineral property, plant and equipment		31,183
Gross carrying amount [member] | Machinery [member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment	[2]	2,041
Additions other than through business combinations, property, plant and equipment	[2]	127
Mineral property, plant and equipment	[2]	2,168
Gross carrying amount [member] | Rightofuse Asset [Member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment	[3]	1,721
Additions other than through business combinations, property, plant and equipment	[3]	2,352
Mineral property, plant and equipment	[3]	4,073
Gross carrying amount [member] | Other [Member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment	[3]	192
Additions other than through business combinations, property, plant and equipment	[3]
Mineral property, plant and equipment	[3]	192
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment		6,527
Additions other than through business combinations, property, plant and equipment		763
Mineral property, plant and equipment		7,290
Accumulated depreciation and amortisation [member] | Exploration And Evaluation Expenditures [Member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment	[1]
Additions other than through business combinations, property, plant and equipment	[1]
Mineral property, plant and equipment	[1]
Accumulated depreciation and amortisation [member] | Mining property [member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment		2,876
Additions other than through business combinations, property, plant and equipment		412
Mineral property, plant and equipment		3,288
Accumulated depreciation and amortisation [member] | Processing Plant And Related Infrastructure [Member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment		2,465
Additions other than through business combinations, property, plant and equipment		112
Mineral property, plant and equipment		2,577
Accumulated depreciation and amortisation [member] | Machinery [member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment	[2]	1,067
Additions other than through business combinations, property, plant and equipment	[2]	72
Mineral property, plant and equipment	[2]	1,139
Accumulated depreciation and amortisation [member] | Rightofuse Asset [Member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment	[3]	38
Additions other than through business combinations, property, plant and equipment	[3]	162
Mineral property, plant and equipment	[3]	200
Accumulated depreciation and amortisation [member] | Other [Member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment	[3]	81
Additions other than through business combinations, property, plant and equipment	[3]	5
Mineral property, plant and equipment	[3]	$ 86

[1]	Represents exploration and evaluation expenditures related to the Anfield and Stamford Bridge deposits on the Buckreef property.
[2]	Includes automotive and computer equipment and software.
[3]	Includes leasehold improvements